Per Share Information (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share Reconciliation [Abstract]
Net income (loss)									$ 257.6	$ 222.4	$ (91.9)
Effect of dilutive securities: Convertible Senior Notes									12.8	12.9	0.0
Numerator for diluted net income (loss) per common share - Income (loss) attributable to ATI after assumed conversions									$ 270.4	$ 235.3	$ (91.9)
Denominator for basic net income (loss) per common share - weighted average shares (shares)	126.1	126.1	126.1	125.8	125.7	125.7	125.7	125.7	125.8	125.2	110.1
Effect of dilutive securities: Share-based compensation									0.8	0.8	0.0
Effect of dilutive securities: Convertible Senior Notes									19.9	19.9	0.0
Denominator for diluted net income (loss) per common share—adjusted weighted average shares and assumed conversions									146.5	145.9	110.1
Basic income (loss) attributable to ATI per common share (in dollars per share)									$ 2.05	$ 1.78	$ (0.83)
Diluted income (loss) attributable to ATI per common share (in dollars per share)									$ 1.85	$ 1.61	$ (0.83)
Anti-dilutive securities excluded from computation of earnings per share amount									0.0	0.0	20.8
Allegheny Technologies, Convertible Senior Notes, 4.75%, Due 2022 [Member]
Earnings Per Share Reconciliation [Abstract]
Debt instrument interest rate stated percentage	4.75%				4.75%				4.75%	4.75%
Convertible Debt [Member] | Allegheny Technologies, Convertible Senior Notes, 4.75%, Due 2022 [Member]
Earnings Per Share Reconciliation [Abstract]
Debt instrument interest rate stated percentage	4.75%								4.75%